UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 92.5%
Aerospace - 1.6%
BE Aerospace, Inc., 8.5%, 2018		$1,305,000	$1,445,287
Bombardier, Inc., 7.5%, 2018 (n)		4,875,000	5,399,062
Bombardier, Inc., 7.75%, 2020 (n)		1,570,000	1,754,475
CPI International, Inc., 8%, 2018		3,135,000	2,762,719
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,188,000	1,022,161
Huntington Ingalls Industries, Inc., 7.125%, 2021		$3,805,000	4,028,544
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,070,000	1,150,250

			$17,562,498
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 8%, 2016		$1,155,000	$1,271,944
Hanesbrands, Inc., 6.375%, 2020		1,660,000	1,713,950
Jones Group, Inc., 6.875%, 2019		1,900,000	1,850,125
Levi Strauss & Co., 6.875%, 2022 (z)		520,000	531,700
Phillips-Van Heusen Corp., 7.375%, 2020		3,840,000	4,243,200

			$9,610,919
Asset-Backed & Securitized - 0.6%
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		$2,948,120	$843,734
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,213,552	24,271
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.766%, 2050 (z)		635,922	12,718
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.966%, 2050 (z)		1,980,292	39,606
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)		4,069,915	528,275
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,079,742
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		2,091,018	2,028,288
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.253%, 2051		2,285,000	931,919
LB Commercial Conduit Mortgage Trust, FRN, 1.106%, 2030 (i)		7,999,445	113,064
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039 (i)(z)		10,291,510	231,559
Wachovia Bank Commercial Mortgage Trust, FRN, 5.934%, 2047		1,738,692	350,694

			$6,183,870
Automotive - 3.3%
Accuride Corp., 9.5%, 2018		$3,735,000	$3,968,437
Allison Transmission, Inc., 7.125%, 2019 (n)		3,150,000	3,299,625
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		2,200,000	2,277,000
Ford Motor Co., 7.45%, 2031		2,050,000	2,611,187
Ford Motor Credit Co. LLC, 8%, 2014		1,965,000	2,185,894
Ford Motor Credit Co. LLC, 12%, 2015		6,423,000	8,092,980
General Motors Financial Co., Inc., 6.75%, 2018		2,670,000	2,843,630
Goodyear Tire & Rubber Co., 7%, 2022		1,340,000	1,329,950
IDQ Holdings, Inc., 11.5%, 2017 (z)		1,145,000	1,202,250
Jaguar Land Rover PLC, 7.75%, 2018 (n)		575,000	599,437
Jaguar Land Rover PLC, 8.125%, 2021 (n)		5,140,000	5,371,300
Lear Corp., 8.125%, 2020		1,930,000	2,151,950

			$35,933,640
Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017		$3,435,000	$3,812,850

Broadcasting - 5.3%
Allbritton Communications Co., 8%, 2018		$2,440,000	$2,598,600
AMC Networks, Inc., 7.75%, 2021 (n)		1,941,000	2,169,067
Clear Channel Communications, Inc., 9%, 2021		2,342,000	2,119,510

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	$1,675,000	$1,658,250
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	170,000	165,325
Hughes Network Systems LLC, 7.625%, 2021	1,920,000	2,080,800
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,940,125
Intelsat Bermuda Ltd., 11.25%, 2017	5,420,000	5,623,250
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	4,270,000	4,451,475
Intelsat Jackson Holdings Ltd., 11.25%, 2016	4,015,000	4,220,769
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	366,125
Liberty Media Corp., 8.5%, 2029	3,550,000	3,652,063
Liberty Media Corp., 8.25%, 2030	775,000	788,563
LIN Television Corp., 8.375%, 2018	895,000	928,563
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,596,123	3,704,007
Newport Television LLC, 13%, 2017 (n)(p)	1,391,568	1,452,449
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,430,450
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,717,100
Sinclair Broadcast Group, Inc., 8.375%, 2018	430,000	469,775
SIRIUS XM Radio, Inc., 13%, 2013 (n)	950,000	1,074,688
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,183,675
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,705,000	2,948,450
Townsquare Radio LLC, 9%, 2019 (z)	1,305,000	1,344,150
Univision Communications, Inc., 6.875%, 2019 (n)	1,785,000	1,805,081
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,376,900
Univision Communications, Inc., 8.5%, 2021 (n)	2,090,000	2,063,875

		$57,333,085
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015	$1,620,000	$1,654,425
E*TRADE Financial Corp., 12.5%, 2017	4,425,000	5,155,125

		$6,809,550
Building - 2.1%
Building Materials Holding Corp., 6.875%, 2018 (n)	$2,125,000	$2,231,250
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,227,625
Building Materials Holding Corp., 6.75%, 2021 (n)	2,235,000	2,327,194
CEMEX Espana S.A., 9.25%, 2020	5,905,000	5,287,927
HD Supply, Inc., 8.125%, 2019 (z)	1,025,000	1,100,594
Masonite International Corp., 8.25%, 2021 (n)	3,060,000	3,182,400
Nortek, Inc., 10%, 2018	795,000	838,725
Nortek, Inc., 8.5%, 2021	4,375,000	4,320,313
USG Corp., 7.875%, 2020 (z)	1,570,000	1,613,175

		$22,129,203
Business Services - 1.5%
Ceridian Corp., 12.25%, 2015 (p)	$2,720,000	$2,604,400
Fidelity National Information Services, Inc., 7.625%, 2017	1,345,000	1,476,137
Fidelity National Information Services, Inc., 5%, 2022 (n)	1,305,000	1,305,000
iGATE Corp., 9%, 2016	2,833,000	3,073,805
Iron Mountain, Inc., 8.375%, 2021	3,635,000	3,962,150
SunGard Data Systems, Inc., 10.25%, 2015	1,798,000	1,863,178
SunGard Data Systems, Inc., 7.375%, 2018	1,255,000	1,339,713

		$15,624,383
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$675,000	$688,500
CCH II LLC, 13.5%, 2016	2,925,000	3,305,250
CCO Holdings LLC, 7.875%, 2018	2,885,000	3,123,012
CCO Holdings LLC, 8.125%, 2020	5,765,000	6,456,800

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cequel Communications Holdings, 8.625%, 2017 (n)		$1,670,000	$1,803,600
CSC Holdings LLC, 8.5%, 2014		1,715,000	1,890,787
DISH DBS Corp., 6.75%, 2021		1,660,000	1,817,700
EchoStar Corp., 7.125%, 2016		2,585,000	2,862,887
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	775,000	1,015,609
UPC Holding B.V., 9.875%, 2018 (n)		$2,170,000	2,397,850
UPCB Finance III Ltd., 6.625%, 2020 (n)		4,203,000	4,266,045
Videotron Ltee, 5%, 2022 (n)		1,655,000	1,650,863
Virgin Media Finance PLC, 9.5%, 2016		786,000	880,320
Virgin Media Finance PLC, 8.375%, 2019		1,295,000	1,453,638
Virgin Media Finance PLC, 5.25%, 2022		3,190,000	3,190,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	3,173,488

			$39,976,349
Chemicals - 2.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$2,955,000	$3,176,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		4,610,000	4,828,975
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		675,000	642,937
Huntsman International LLC, 8.625%, 2021		2,270,000	2,590,637
INEOS Finance PLC, 8.375%, 2019 (n)		2,075,000	2,225,437
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,765,000	2,702,787
LyondellBasell Industries N.V., 5%, 2019 (n)		1,450,000	1,497,125
LyondellBasell Industries N.V., 6%, 2021 (n)		3,230,000	3,488,400
Momentive Performance Materials, Inc., 12.5%, 2014		4,585,000	4,860,100
Momentive Performance Materials, Inc., 11.5%, 2016		2,558,000	2,116,745
Polypore International, Inc., 7.5%, 2017		2,715,000	2,850,750

			$30,980,518
Computer Software - 1.0%
Lawson Software, Inc., 11.5%, 2018 (n)		$3,430,000	$3,841,600
Lawson Software, Inc., 9.375%, 2019 (n)		425,000	444,125
Syniverse Holdings, Inc., 9.125%, 2019		3,805,000	4,218,794
TransUnion Holding Co., Inc., 9.625%, 2018 (n)		1,055,000	1,131,487
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		635,000	754,062

			$10,390,068
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018 (z)		$245,000	$256,637
Audatex North America, Inc., 6.75%, 2018 (n)		1,745,000	1,827,887
CDW LLC/CDW Finance Corp., 12.535%, 2017		1,435,000	1,564,150
CDW LLC/CDW Finance Corp., 8.5%, 2019		3,355,000	3,589,850
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)		780,000	834,600
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		2,930,000	3,230,325

			$11,303,449
Conglomerates - 1.6%
Amsted Industries, Inc., 8.125%, 2018 (n)		$5,200,000	$5,590,000
Dynacast International LLC, 9.25%, 2019 (z)		2,295,000	2,409,750
Griffon Corp., 7.125%, 2018		4,075,000	4,253,281
Tomkins LLC/Tomkins, Inc., 9%, 2018		4,464,000	4,966,200

			$17,219,231
Consumer Products - 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016		$2,295,000	$2,538,844
Elizabeth Arden, Inc., 7.375%, 2021		2,781,000	3,052,147
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)		265,000	272,950
Jarden Corp., 7.5%, 2020		3,195,000	3,482,550

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 10%, 2015	$2,043,000	$2,178,349
Prestige Brands, Inc., 8.125%, 2020 (z)	300,000	327,750

		$11,852,590
Consumer Services - 0.9%
Realogy Corp., 11.5%, 2017	$2,660,000	$2,487,100
Service Corp. International, 6.75%, 2015	930,000	1,009,050
Service Corp. International, 7%, 2017	5,080,000	5,664,200
Service Corp. International, 7%, 2019	115,000	122,906

		$9,283,256
Containers - 1.8%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$2,755,000	$2,927,188
Ball Corp., 5%, 2022	1,624,000	1,652,420
Exopack Holding Corp., 10%, 2018	1,535,000	1,596,400
Greif, Inc., 6.75%, 2017	3,415,000	3,688,200
Greif, Inc., 7.75%, 2019	540,000	610,200
Reynolds Group, 7.75%, 2016 (n)	1,415,000	1,496,363
Reynolds Group, 7.125%, 2019 (n)	2,925,000	3,056,625
Reynolds Group, 9.875%, 2019 (n)	1,030,000	1,073,775
Reynolds Group, 8.25%, 2021 (n)	1,995,000	1,925,175
Sealed Air Corp., 8.125%, 2019 (n)	530,000	592,275
Sealed Air Corp., 8.375%, 2021 (n)	530,000	601,550

		$19,220,171
Defense Electronics - 0.7%
Ducommun, Inc., 9.75%, 2018	$2,626,000	$2,776,995
ManTech International Corp., 7.25%, 2018	2,290,000	2,444,575
MOOG, Inc., 7.25%, 2018	2,135,000	2,273,775

		$7,495,345
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$1,075,000	$1,065,594

Electronics - 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$4,635,000	$5,081,119
Freescale Semiconductor, Inc., 8.05%, 2020	1,300,000	1,309,750
NXP B.V., 9.75%, 2018 (n)	280,000	319,900
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	3,930,225

		$10,640,994
Energy - Independent - 9.0%
ATP Oil & Gas Corp., 11.875%, 2015	$1,865,000	$1,436,050
Bill Barrett Corp., 9.875%, 2016	3,007,000	3,337,770
BreitBurn Energy Partners LP, 8.625%, 2020	1,395,000	1,485,675
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	1,610,000	1,626,100
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,700,000	1,802,000
Chaparral Energy, Inc., 8.875%, 2017	4,590,000	4,810,917
Chaparral Energy, Inc., 7.625%, 2022 (z)	2,305,000	2,313,644
Chesapeake Energy Corp., 6.875%, 2020	1,605,000	1,564,875
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,861,500
Concho Resources, Inc., 6.5%, 2022	3,690,000	3,892,950
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	1,285,000	1,278,575
Continental Resources, Inc., 8.25%, 2019	2,635,000	2,951,200
Denbury Resources, Inc., 8.25%, 2020	4,060,000	4,526,900
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,455,000	4,889,362
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	5,085,000	5,415,525

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
EXCO Resources, Inc., 7.5%, 2018	$4,085,000	$3,482,462
Harvest Operations Corp., 6.875%, 2017 (n)	4,585,000	4,837,175
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,085,000	1,185,362
Laredo Petroleum, Inc., 9.5%, 2019	1,955,000	2,184,713
Laredo Petroleum, Inc., 7.375%, 2022 (z)	520,000	538,200
LINN Energy LLC, 6.5%, 2019 (n)	1,245,000	1,251,225
LINN Energy LLC, 8.625%, 2020	1,480,000	1,616,900
LINN Energy LLC, 7.75%, 2021	2,621,000	2,765,155
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,520,463
Newfield Exploration Co., 6.875%, 2020	2,000,000	2,125,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	6,082,000	6,310,075
Pioneer Natural Resources Co., 7.5%, 2020	2,025,000	2,495,843
Plains Exploration & Production Co., 8.625%, 2019	2,125,000	2,390,625
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,465,550
Range Resources Corp., 8%, 2019	2,910,000	3,201,000
SandRidge Energy, Inc., 8%, 2018 (n)	4,965,000	5,151,188
SM Energy Co., 6.5%, 2021	2,765,000	2,917,075
Swift Energy Co., 7.875%, 2022 (n)	1,355,000	1,385,488
Whiting Petroleum Corp., 6.5%, 2018	1,565,000	1,666,725

		$96,683,267
Energy - Integrated - 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,245,000	$1,357,050

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$2,330,000	$2,376,600

Entertainment - 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$1,860,000	$1,983,225
AMC Entertainment, Inc., 9.75%, 2020	2,880,000	2,808,000
Cedar Fair LP, 9.125%, 2018	1,875,000	2,100,000
Cinemark USA, Inc., 8.625%, 2019	3,230,000	3,589,337
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,290,000	1,422,225

		$11,902,787
Financial Institutions - 4.8%
Ally Financial, Inc., 5.5%, 2017	$4,040,000	$4,129,001
CIT Group, Inc., 5.25%, 2014 (n)	3,940,000	4,058,200
CIT Group, Inc., 5.25%, 2018	2,130,000	2,193,900
CIT Group, Inc., 6.625%, 2018 (n)	4,589,000	4,990,538
CIT Group, Inc., 5.5%, 2019 (n)	3,347,000	3,439,043
Credit Acceptance Corp., 9.125%, 2017	2,555,000	2,778,562
GMAC, Inc., 8%, 2031	540,000	618,300
Icahn Enterprises LP, 8%, 2018	2,897,000	3,096,169
International Lease Finance Corp., 4.875%, 2015	1,300,000	1,300,174
International Lease Finance Corp., 8.625%, 2015	1,345,000	1,489,587
International Lease Finance Corp., 8.75%, 2017	2,305,000	2,587,363
International Lease Finance Corp., 7.125%, 2018 (n)	2,866,000	3,152,600
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	5,080,000	5,435,600
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)	1,130,000	1,161,075
PHH Corp., 9.25%, 2016	3,695,000	3,768,900
SLM Corp., 8.45%, 2018	1,305,000	1,428,975
SLM Corp., 8%, 2020	5,450,000	5,790,625
SLM Corp., 7.25%, 2022	645,000	651,450

		$52,070,062

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,204,797
B&G Foods, Inc., 7.625%, 2018		4,250,000	4,568,750
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,593,300
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		1,605,000	1,625,062
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,669,500
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	844,350
TreeHouse Foods, Inc., 7.75%, 2018		2,200,000	2,381,500

			$16,887,259
Forest & Paper Products - 1.6%
Boise, Inc., 8%, 2020		$2,770,000	$3,053,925
Cascades, Inc., 7.75%, 2017		1,870,000	1,851,300
Georgia-Pacific Corp., 8%, 2024		1,775,000	2,315,218
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,042,400
Millar Western Forest Products Ltd., 8.5%, 2021		595,000	487,900
Monaco SpinCo, Inc., 6.75%, 2020 (z)		520,000	538,200
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,719,409
Tembec Industries, Inc., 11.25%, 2018 (n)		$270,000	288,900
Tembec Industries, Inc., 11.25%, 2018		2,195,000	2,348,650
Xerium Technologies, Inc., 8.875%, 2018		2,175,000	1,816,125

			$17,462,027
Gaming & Lodging - 4.2%
Boyd Gaming Corp., 7.125%, 2016		$2,525,000	$2,461,875
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		775,000	798,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	2,062
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,468,125
Harrah’s Operating Co., Inc., 11.25%, 2017		6,965,000	7,696,325
Harrah’s Operating Co., Inc., 10%, 2018		571,000	419,685
Harrah’s Operating Co., Inc., 10%, 2018		2,236,000	1,685,385
MGM Mirage, 10.375%, 2014		1,435,000	1,635,900
MGM Mirage, 6.625%, 2015		1,760,000	1,830,400
MGM Mirage, 7.5%, 2016		555,000	577,200
MGM Resorts International, 11.375%, 2018		3,485,000	4,151,506
MGM Resorts International, 9%, 2020		2,645,000	2,949,175
Penn National Gaming, Inc., 8.75%, 2019		4,595,000	5,123,425
Pinnacle Entertainment, Inc., 8.75%, 2020		2,170,000	2,392,425
Pinnacle Entertainment, Inc., 7.75%, 2022		1,080,000	1,144,800
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		3,660,000	3,742,350
Wyndham Worldwide Corp., 7.375%, 2020		1,670,000	1,996,467
Wynn Las Vegas LLC, 7.75%, 2020		4,225,000	4,668,625

			$44,743,980
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016		$1,925,000	$2,074,187
Dematic S.A., 8.75%, 2016 (z)		4,530,000	4,762,162
Hillman Group, Inc., 10.875%, 2018		1,830,000	1,930,650
Hyva Global B.V., 8.625%, 2016 (n)		1,989,000	1,675,732
Mueller Water Products, Inc., 8.75%, 2020		2,196,000	2,465,010
Rexel S.A., 6.125%, 2019 (n)		2,040,000	2,070,600

			$14,978,341
Insurance - 1.0%
American International Group, Inc., 8.25%, 2018		$2,765,000	$3,350,157
American International Group, Inc., 8.175% to 2038, FRN to 2068		5,090,000	5,439,937
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,300,000	1,586,000

			$10,376,094

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$2,455,000	$2,675,950

Insurance - Property & Casualty - 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,430,000	$4,664,800
USI Holdings Corp., 9.75%, 2015 (z)	2,155,000	2,179,244
XL Group PLC, 6.5% to 2017, FRN to 2049	5,090,000	4,237,425

		$11,081,469
Machinery & Tools - 1.6%
Case Corp., 7.25%, 2016	$2,140,000	$2,356,675
Case New Holland, Inc., 7.875%, 2017	5,625,000	6,553,125
CNH Capital LLC, 6.25%, 2016 (n)	785,000	837,006
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	1,550,000	1,573,250
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,142,800
UR Financing Escrow Corp., 5.75%, 2018 (n)	1,420,000	1,466,150
UR Financing Escrow Corp., 7.625%, 2022 (n)	1,412,000	1,493,190

		$17,422,196
Major Banks - 0.7%
Bank of America Corp., 5.65%, 2018	$2,900,000	$3,067,121
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	1,370,000	1,082,300
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,605,000	3,781,856

		$7,931,277
Medical & Health Technology & Services - 5.1%
Biomet, Inc., 10%, 2017	$2,880,000	$3,106,800
Biomet, Inc., 10.375%, 2017 (p)	900,000	973,125
Biomet, Inc., 11.625%, 2017	1,860,000	2,018,100
Davita, Inc., 6.375%, 2018	5,225,000	5,486,250
Davita, Inc., 6.625%, 2020	2,415,000	2,526,694
Emdeon, Inc., 11%, 2019 (n)	1,355,000	1,531,150
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,911,475
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	1,005,000	1,022,587
HCA, Inc., 8.5%, 2019	7,955,000	8,924,516
HCA, Inc., 7.5%, 2022	2,905,000	3,126,506
HCA, Inc., 5.875%, 2022	1,365,000	1,387,181
HealthSouth Corp., 8.125%, 2020	4,310,000	4,697,900
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,610,000	1,583,837
Physio-Control International, Inc., 9.875%, 2019 (z)	1,860,000	1,976,250
Teleflex, Inc., 6.875%, 2019	2,645,000	2,830,150
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	2,017,088
Universal Health Services, Inc., 7%, 2018	2,130,000	2,292,413
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,135,000	3,211,416
Universal Hospital Services, Inc., FRN, 4.121%, 2015	1,015,000	961,713
USPI Finance Corp., 9%, 2020 (n)	920,000	963,700
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,638
Vanguard Health Systems, Inc., 8%, 2018	1,605,000	1,635,094

		$55,188,583
Metals & Mining - 2.2%
Arch Coal, Inc., 7.25%, 2020	$1,275,000	$1,141,125
Cloud Peak Energy, Inc., 8.25%, 2017	5,780,000	5,837,800
Cloud Peak Energy, Inc., 8.5%, 2019	3,595,000	3,657,912
Consol Energy, Inc., 8%, 2017	1,985,000	2,094,175
Consol Energy, Inc., 8.25%, 2020	1,330,000	1,396,500
FMG Resources, 6%, 2017 (n)	1,285,000	1,307,487
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	830,000	852,825

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Fortescue Metals Group Ltd., 8.25%, 2019 (n)		$3,705,000	$4,010,662
Peabody Energy Corp., 6%, 2018 (n)		2,295,000	2,329,425
Peabody Energy Corp., 6.25%, 2021 (n)		1,295,000	1,311,188

			$23,939,099
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020		$1,330,000	$1,359,925
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021		1,665,000	1,519,312

			$2,879,237
Natural Gas - Pipeline - 2.6%
Atlas Pipeline Partners LP, 8.75%, 2018		$4,520,000	$4,870,300
Crosstex Energy, Inc., 8.875%, 2018		5,455,000	5,850,487
El Paso Corp., 7%, 2017		3,790,000	4,262,496
El Paso Corp., 7.75%, 2032		4,425,000	5,055,983
Energy Transfer Equity LP, 7.5%, 2020		3,590,000	3,975,925
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		1,721,000	1,867,285
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		1,047,000	1,122,907
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		1,448,000	1,303,200

			$28,308,583
Network & Telecom - 1.7%
Cincinnati Bell, Inc., 8.25%, 2017		$850,000	$879,750
Cincinnati Bell, Inc., 8.75%, 2018		1,640,000	1,537,500
Citizens Communications Co., 9%, 2031		1,795,000	1,709,737
Eileme 2 AB, 11.625%, 2020 (n)		2,149,000	2,213,470
Frontier Communications Corp., 8.125%, 2018		1,445,000	1,517,250
Qwest Communications International, Inc., 7.125%, 2018 (n)		3,990,000	4,259,325
Windstream Corp., 8.125%, 2018		570,000	612,750
Windstream Corp., 7.75%, 2020		3,965,000	4,242,550
Windstream Corp., 7.75%, 2021		1,215,000	1,303,088

			$18,275,420
Oil Services - 1.0%
Chesapeake Energy Corp., 6.625%, 2019 (n)		$1,035,000	$972,900
Dresser-Rand Group, Inc., 6.5%, 2021		1,300,000	1,358,500
Edgen Murray Corp., 12.25%, 2015		1,675,000	1,783,875
Pioneer Drilling Co., 9.875%, 2018 (n)		515,000	543,325
Pioneer Drilling Co., 9.875%, 2018		3,685,000	3,887,675
Unit Corp., 6.625%, 2021		1,920,000	1,948,800

			$10,495,075
Other Banks & Diversified Financials - 1.5%
Capital One Financial Corp., 10.25%, 2039		$5,190,000	$5,410,575
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,905,000	1,999,736
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		3,270,000	2,853,615
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,151,000	6,151,000

			$16,414,926
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$1,994,816
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$1,170,000	1,248,975
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		1,070,000	1,108,788
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		2,075,000	2,103,531

			$6,456,110
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018 (z)		$1,870,000	$1,851,300

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)	$297,449	$249,857
Nielsen Finance LLC, 11.5%, 2016	1,311,000	1,514,205
Nielsen Finance LLC, 7.75%, 2018	2,760,000	3,049,800

		$4,813,862
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$1,295,000	$1,424,500

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,680,000	$1,911,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	1,300,000	1,186,250
Entertainment Properties Trust, REIT, 7.75%, 2020	3,050,000	3,307,289
Kennedy Wilson, Inc., 8.75%, 2019	1,220,000	1,271,850
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,435,000	2,544,575
MPT Operating Partnership LP, REIT, 6.375%, 2022	860,000	864,300

		$11,085,264
Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (n)	$2,085,000	$2,225,737
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,850,000	3,049,500
J. Crew Group, Inc., 8.125%, 2019	2,355,000	2,437,425
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,192,750
Limited Brands, Inc., 7%, 2020	1,520,000	1,687,200
Limited Brands, Inc., 6.95%, 2033	1,080,000	1,047,600
Neiman Marcus Group, Inc., 10.375%, 2015	3,090,000	3,236,806
QVC, Inc., 7.375%, 2020 (n)	1,995,000	2,184,525
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	1,285,000	1,368,525
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,466,000	1,524,640
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,131,500
Yankee Acquisition Corp., 8.5%, 2015	21,000	21,525
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,260,000	1,288,350

		$27,396,083
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$1,115,000	$1,198,625

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$1,920,000	$2,040,019
Michaels Stores, Inc., 7.75%, 2018	3,050,000	3,210,125

		$5,250,144
Telecommunications - Wireless - 3.8%
Clearwire Corp., 12%, 2015 (n)	$4,115,000	$3,796,087
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,147,100
Cricket Communications, Inc., 7.75%, 2020	3,630,000	3,403,125
Crown Castle International Corp., 9%, 2015	2,705,000	2,989,025
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,839,900
Digicel Group Ltd., 12%, 2014 (n)	560,000	623,000
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,179,625
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,784,348
MetroPCS Wireless, Inc., 7.875%, 2018	1,585,000	1,624,625
Sprint Capital Corp., 6.875%, 2028	2,280,000	1,704,300
Sprint Nextel Corp., 6%, 2016	3,215,000	2,917,613
Sprint Nextel Corp., 8.375%, 2017	2,611,000	2,513,088
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,486,688
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,055,000	3,984,038
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	3,485,000	3,310,750

		$41,303,312

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,333,000
Level 3 Financing, Inc., 9.375%, 2019	3,840,000	4,185,600
Level 3 Financing, Inc., 8.625%, 2020 (n)	1,315,000	1,377,463
Sable International Finance Ltd., 8.75%, 2020 (z)	555,000	589,688

		$7,485,751
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$2,457,000	$2,248,155

Transportation - Services - 2.6%
ACL I Corp., 11.375%, 2016 (n)(p)	$3,000,404	$2,911,455
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,640,000	1,717,900
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	650,000	680,875
Avis Budget Car Rental LLC , 9.75%, 2020	1,130,000	1,243,000
CEVA Group PLC, 8.375%, 2017 (n)	3,780,000	3,761,100
Commercial Barge Line Co., 12.5%, 2017	5,900,000	6,630,125
Hertz Corp., 7.5%, 2018	1,905,000	2,043,112
Navios Maritime Acquisition Corp., 8.625%, 2017	3,385,000	3,148,050
Navios Maritime Holdings, Inc., 8.875%, 2017	2,040,000	2,096,100
Swift Services Holdings, Inc., 10%, 2018	3,760,000	4,107,800

		$28,339,517
Utilities - Electric Power - 4.7%
AES Corp., 8%, 2017	$2,810,000	$3,203,400
Atlantic Power Corp., 9%, 2018 (z)	1,750,000	1,780,625
Calpine Corp., 8%, 2016 (n)	2,690,000	2,918,650
Calpine Corp., 7.875%, 2020 (n)	4,068,000	4,434,120
Covanta Holding Corp., 7.25%, 2020	3,565,000	3,857,344
Covanta Holding Corp., 6.375%, 2022	850,000	874,321
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	2,085,000	2,314,350
Edison Mission Energy, 7%, 2017	2,780,000	1,737,500
EDP Finance B.V., 6%, 2018 (n)	5,200,000	4,599,629
Energy Future Holdings Corp., 10%, 2020	3,385,000	3,685,419
Energy Future Holdings Corp., 10%, 2020	7,280,000	8,035,300
Energy Future Holdings Corp., 11.75%, 2022 (n)	1,350,000	1,400,625
GenOn Energy, Inc., 9.875%, 2020	5,390,000	5,066,600
NRG Energy, Inc., 7.375%, 2017	1,580,000	1,641,225
NRG Energy, Inc., 8.25%, 2020	3,950,000	3,959,875
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	833,900

		$50,342,883
Total Bonds		$997,072,351

Floating Rate Loans (g)(r) - 0.3%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014 (a)(d)	$1,880,002	$1,212,602

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,315,949	$1,243,242

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$557,595	$582,919
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	371,730	380,094

		$963,013
Total Floating Rate Loans		$3,418,857

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 0.2%
Automotive - 0.1%
Accuride Corp. (a)	65,068	$471,743

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	424	$1,229,600

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	76,223	$423,038

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	8,843	$309,505
Total Common Stocks		$2,433,886

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	$47,090	$1,838,394

Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$4,345,000	$4,334,138

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc. 7%, (z)	1,439	$1,221,351
Ally Financial, Inc., “A”, 8.5%	202,206	4,529,414
GMAC Capital Trust I, 8.125%	90,100	2,157,895
Total Preferred Stocks		$7,908,660

	Strike Price	First Exercise

Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	474	$1,374,600

Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)			46,234,243	$46,234,243
Total Investments				$1,064,615,129

Other Assets, Less Liabilities - 1.3%				13,595,825
Net Assets - 100.0%				$1,078,210,954

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $263,601,613 representing 24.5% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

11

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 0% (Preferred Stock),	4/13/12-4/14/12	$1,349,063	$1,221,351
American Media, Inc., 13.5%, 2018	12/28/10	301,650	249,857
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-4/12/12	2,731,296	2,927,188
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	1,740,391	1,780,625
Audatex North America, Inc., 6.75%, 2018	4/10/12	251,620	256,637
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-2/25/12	1,173,204	24,271
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.766%, 2050	4/12/06-4/26/12	635,922	12,718
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.966%, 2050	4/12/06-4/26/12	1,980,292	39,606
Chaparral Energy, Inc., 7.625%, 2022	4/18/12-4/19/12	2,312,613	2,313,644
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	4,562,350	4,762,162
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	2,319,564	2,409,750
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020	4/10/12	5,085,000	5,415,525
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	265,000	272,950
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03	300,388	528,275
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	2,030,746	2,028,288
HD Supply, Inc., 8.125%, 2019	4/05/12	1,025,000	1,100,594
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	1,684,754	1,022,161
Heckmann Corp., 9.875%, 2018	4/04/12	1,859,639	1,851,300
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	1,122,423	1,202,250
LBI Media, Inc., 8.5%, 2017	7/18/07	1,434,958	366,125
Laredo Petroleum, Inc., 7.375%, 2022	4/24/12	520,000	538,200
Levi Strauss & Co., 6.875%, 2022	4/24/12	520,000	531,700
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	3,549,755	3,704,007
Monaco SpinCo, Inc., 6.75%, 2020	4/20/12	520,000	538,200
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039	7/20/04	242,670	231,559
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	1,521,770	1,573,250
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	4/20/12	1,130,000	1,161,075
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	1,889,998	1,976,250
Prestige Brands, Inc., 8.125%, 2020	1/24/12	300,000	327,750
Sable International Finance Ltd., 8.75%, 2020	1/20/12	555,000	589,688
Townsquare Radio LLC, 9%, 2019	3/30/12	1,292,049	1,344,150
USG Corp., 7.875%, 2020	3/29/12-4/02/12	1,567,983	1,613,175
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	2,172,000	2,179,244
Total Restricted Securities			$46,093,525
% of Net assets			4.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

12

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	7,902,565	7/13/12	$10,332,445	$10,464,702	$(132,257)

At April 30, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$8,997,446	$4,135,056	$423,038	$13,555,540
Corporate Bonds	—	836,005,822	—	836,005,822
Commercial Mortgage-Backed Securities	—	4,078,987	—	4,078,987
Asset-Backed Securities (including CDOs)	—	2,104,883	—	2,104,883
Foreign Bonds	—	159,216,797	—	159,216,797
Floating Rate Loans	—	3,418,857	—	3,418,857
Mutual Funds	46,234,243	—	—	46,234,243
Total Investments	$55,231,689	$1,008,960,402	$423,038	$1,064,615,129

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(132,257)	$—	$(132,257)

14

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$906,291
Change in unrealized appreciation (depreciation)	(483,253)
Balance as of 4/30/12	$423,038

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2012 is $(483,253).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,052,218,944
Gross unrealized appreciation	$43,607,598
Gross unrealized depreciation	(31,211,413)
Net unrealized appreciation (depreciation)	$12,396,185

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,548,693	71,976,644	(73,291,094)	46,234,243

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,943	$46,234,243

15

MFS® High Yield Opportunities Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 94.4%
Aerospace - 1.3%
Bombardier, Inc., 7.5%, 2018 (n)		$2,470,000	$2,735,525
Bombardier, Inc., 7.75%, 2020 (n)		865,000	966,638
CPI International, Inc., 8%, 2018		1,615,000	1,423,219
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,163,000	1,000,651
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,700,000	1,799,875
Kratos Defense & Security Solutions, Inc., 10%, 2017		550,000	591,250

			$8,517,158
Agricultural Products - 0.0%
Virgolino de Oliveira Finance Ltd., 11.75%, 2022 (n)		$200,000	$188,500

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016		$535,000	$589,169
Hanesbrands, Inc., 6.375%, 2020		855,000	882,788
Jones Group, Inc., 6.875%, 2019		945,000	920,194
Levi Strauss & Co., 6.875%, 2022 (z)		280,000	286,300
Phillips-Van Heusen Corp., 7.375%, 2020		1,805,000	1,994,525

			$4,672,976
Asset-Backed & Securitized - 0.9%
Arbor Realty Mortgage Securities, CDO, FRN, 2.766%, 2038 (z)		$1,136,457	$284,114
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		3,830,049	804,310
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017		2,500,000	715,485
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,141,414	57,071
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)		516,312	67,017
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,099,876	1,066,879
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.735%, 2049		1,607,194	483,123
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.735%, 2049		2,453,353	578,255
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.052%, 2051		1,390,000	566,900
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.735%, 2049		6,734,569	424,951
LB Commercial Conduit Mortgage Trust, FRN, 1.106%, 2030 (i)		1,174,109	16,595
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039 (i)(z)		2,158,611	48,569
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.683%, 2047		1,607,503	372,458
Wachovia Bank Commercial Mortgage Trust, FRN, 5.743%, 2047		1,014,976	204,721

			$5,691,487
Automotive - 3.4%
Accuride Corp., 9.5%, 2018		$2,375,000	$2,523,438
Allison Transmission, Inc., 7.125%, 2019 (n)		1,435,000	1,503,163
Automotores Gildemeister S.A., 8.25%, 2021 (n)		116,000	122,496
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		1,105,000	1,143,675
Ford Motor Co., 7.45%, 2031		1,045,000	1,331,069
Ford Motor Credit Co. LLC, 12%, 2015		4,680,000	5,896,800
General Motors Financial Co., Inc., 6.75%, 2018		1,425,000	1,517,668
Goodyear Tire & Rubber Co., 7%, 2022		685,000	679,863
IDQ Holdings, Inc., 11.5%, 2017 (z)		630,000	661,500
Jaguar Land Rover PLC, 7.75%, 2018 (n)		1,050,000	1,094,625
Jaguar Land Rover PLC, 8.125%, 2021 (n)		3,855,000	4,028,475
Lear Corp., 8.125%, 2020		980,000	1,092,700

			$21,595,472

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$1,305,000	$1,448,550

Broadcasting - 5.4%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,405,800
AMC Networks, Inc., 7.75%, 2021 (n)	1,027,000	1,147,673
Clear Channel Communications, Inc., 9%, 2021	2,624,000	2,374,720
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	880,000	871,200
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	90,000	87,525
Hughes Network Systems LLC, 7.625%, 2021	1,045,000	1,132,519
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,395,000	1,499,625
Intelsat Bermuda Ltd., 11.25%, 2017	3,015,000	3,128,063
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,075,000	2,163,188
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,330,000	1,398,163
LBI Media Holdings, Inc., 11%, 2013	2,110,000	1,487,550
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	358,550
Liberty Media Corp., 8.5%, 2029	1,440,000	1,481,400
Liberty Media Corp., 8.25%, 2030	780,000	793,650
LIN Television Corp., 8.375%, 2018	430,000	446,125
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,580,072	2,657,474
Newport Television LLC, 13%, 2017 (n)(p)	1,448,440	1,511,809
Nexstar Broadcasting Group, Inc., 8.875%, 2017	685,000	731,238
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,475,000	1,644,625
Sinclair Broadcast Group, Inc., 8.375%, 2018	255,000	278,588
SIRIUS XM Radio, Inc., 13%, 2013 (n)	456,000	515,850
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,566,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,055,000	1,149,950
Townsquare Radio LLC, 9%, 2019 (z)	710,000	731,300
Univision Communications, Inc., 6.875%, 2019 (n)	475,000	480,344
Univision Communications, Inc., 7.875%, 2020 (n)	1,530,000	1,595,025
Univision Communications, Inc., 8.5%, 2021 (n)	1,760,000	1,738,000

		$34,376,254
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$1,665,000	$1,700,381
E*TRADE Financial Corp., 12.5%, 2017	2,135,000	2,487,275

		$4,187,656
Building - 2.0%
Building Materials Holding Corp., 6.875%, 2018 (n)	$1,020,000	$1,071,000
Building Materials Holding Corp., 7%, 2020 (n)	640,000	683,200
Building Materials Holding Corp., 6.75%, 2021 (n)	740,000	770,525
CEMEX Espana S.A., 9.25%, 2020	3,090,000	2,767,095
CEMEX Finance LLC, 9.5%, 2016 (n)	601,000	591,985
CEMEX S.A.B. de C.V., 9%, 2018 (n)	609,000	569,415
CEMEX S.A.B. de C.V., FRN, 5.469%, 2015 (n)	236,000	210,630
HD Supply, Inc., 8.125%, 2019 (z)	560,000	601,300
Masonite International Corp., 8.25%, 2021 (n)	1,560,000	1,622,400
Nortek, Inc., 10%, 2018	815,000	859,825
Nortek, Inc., 8.5%, 2021	2,140,000	2,113,250
USG Corp., 7.875%, 2020 (z)	835,000	857,963

		$12,718,588
Business Services - 1.6%
Ceridian Corp., 12.25%, 2015 (p)	$1,380,000	$1,321,350
Fidelity National Information Services, Inc., 7.625%, 2017	695,000	762,763
Fidelity National Information Services, Inc., 5%, 2022 (n)	700,000	700,000
iGate Corp., 9%, 2016	2,155,000	2,338,175

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Iron Mountain, Inc., 8.375%, 2021		$1,830,000	$1,994,700
SunGard Data Systems, Inc., 10.25%, 2015		1,663,000	1,723,284
SunGard Data Systems, Inc., 7.375%, 2018		1,040,000	1,110,200

			$9,950,472
Cable TV - 4.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$405,000	$413,100
CCH II LLC, 13.5%, 2016		2,445,000	2,762,850
CCO Holdings LLC, 7.875%, 2018		2,115,000	2,289,488
CCO Holdings LLC, 8.125%, 2020		1,565,000	1,752,800
Cequel Communications Holdings, 8.625%, 2017 (n)		1,975,000	2,133,000
DISH DBS Corp., 6.75%, 2021		800,000	876,000
EchoStar Corp., 7.125%, 2016		850,000	941,375
Nara Cable Funding Ltd., 8.875%, 2018 (z)		1,225,000	1,120,875
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	467,500
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,000,000	1,310,463
UPC Holding B.V., 9.875%, 2018 (n)		$2,200,000	2,431,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,937,000	1,966,055
Videotron Ltee, 5%, 2022 (n)		870,000	867,825
Virgin Media Finance PLC, 9.5%, 2016		290,000	324,800
Virgin Media Finance PLC, 8.375%, 2019		935,000	1,049,538
Virgin Media Finance PLC, 5.25%, 2022		1,675,000	1,675,000
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,385,000	3,401,694

			$25,783,363
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,305,000	$1,402,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,825,000	1,911,688
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		415,000	395,288
Huntsman International LLC, 8.625%, 2021		1,120,000	1,278,200
INEOS Finance PLC, 8.375%, 2019 (n)		1,025,000	1,099,313
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,505,000	2,448,638
LyondellBasell Industries N.V., 5%, 2019 (n)		745,000	769,213
LyondellBasell Industries N.V., 6%, 2021 (n)		1,800,000	1,944,000
Momentive Performance Materials, Inc., 12.5%, 2014		2,055,000	2,178,300
Momentive Performance Materials, Inc., 11.5%, 2016		2,369,000	1,960,348
Polypore International, Inc., 7.5%, 2017		1,490,000	1,564,500
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		228,000	248,453

			$17,200,816
Computer Software - 0.9%
Lawson Software, Inc., 11.5%, 2018 (n)		$1,965,000	$2,200,800
Lawson Software, Inc., 9.375%, 2019 (n)		465,000	485,925
Syniverse Holdings, Inc., 9.125%, 2019		1,860,000	2,062,275
TransUnion Holding Co., Inc., 9.625%, 2018 (n)		565,000	605,963
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		320,000	380,000

			$5,734,963
Computer Software - Systems - 1.0%
Audatex North America, Inc., 6.75%, 2018 (z)		$720,000	$754,200
CDW LLC/CDW Finance Corp., 12.535%, 2017		730,000	795,700
CDW LLC/CDW Finance Corp., 8.5%, 2019		1,760,000	1,883,200
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)		415,000	444,050
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		2,130,000	2,348,325

			$6,225,475

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,675,000	$2,875,625
Dynacast International LLC, 9.25%, 2019 (z)	1,230,000	1,291,500
Griffon Corp., 7.125%, 2018	2,105,000	2,197,094
Tomkins LLC/Tomkins, Inc., 9%, 2018	2,475,000	2,753,438

		$9,117,657
Construction - 0.1%
Corporacion Geo S.A. de C.V., 8.875%, 2022 (n)	$200,000	$203,000
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	122,000	120,780
Urbi Desarrollos Urbanos S.A.B. de C.V., 9.75%, 2022 (n)	200,000	208,000

		$531,780
Consumer Products - 0.9%
Easton-Bell Sports, Inc., 9.75%, 2016	$1,055,000	$1,167,094
Elizabeth Arden, Inc., 7.375%, 2021	1,402,000	1,538,695
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	140,000	144,200
Jarden Corp., 7.5%, 2020	1,765,000	1,923,850
Libbey Glass, Inc., 10%, 2015	981,000	1,045,991
Prestige Brands, Inc., 8.125%, 2020 (z)	160,000	174,800

		$5,994,630
Consumer Services - 0.6%
Realogy Corp., 11.5%, 2017	$1,380,000	$1,290,300
Service Corp. International, 7%, 2017	1,620,000	1,806,300
Service Corp. International, 7%, 2019	750,000	801,563

		$3,898,163
Containers - 1.8%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$2,515,000	$2,672,188
Exopack Holding Corp., 10%, 2018	1,215,000	1,263,600
Greif, Inc., 6.75%, 2017	630,000	680,400
Greif, Inc., 7.75%, 2019	1,450,000	1,638,500
Reynolds Group, 7.75%, 2016 (n)	730,000	771,975
Reynolds Group, 7.125%, 2019 (n)	1,960,000	2,048,200
Reynolds Group, 9.875%, 2019 (n)	560,000	583,800
Reynolds Group, 8.25%, 2021 (n)	975,000	940,875
Sealed Air Corp., 8.125%, 2019 (n)	285,000	318,488
Sealed Air Corp., 8.375%, 2021 (n)	285,000	323,475

		$11,241,501
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$1,337,000	$1,413,878
ManTech International Corp., 7.25%, 2018	825,000	880,688
MOOG, Inc., 7.25%, 2018	710,000	756,150

		$3,050,716
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,190,000	$1,179,588

Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,360,000	$2,587,150
Freescale Semiconductor, Inc., 8.05%, 2020	705,000	710,288
NXP B.V., 9.75%, 2018 (n)	1,079,000	1,232,758
Sensata Technologies B.V., 6.5%, 2019 (n)	2,270,000	2,366,475

		$6,896,671

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 3.3%
Banco do Brasil S.A., 3.875%, 2017	$1,362,000	$1,392,645
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	200,000	210,160
Bank of Ceylon, 6.875%, 2017 (z)	200,000	202,015
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	2,433,000	2,645,888
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,195,000	1,212,925
Development Bank of Kazakhstan, 5.5%, 2015 (n)	424,000	452,620
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	426,000
Ecopetrol S.A., 7.625%, 2019	547,000	686,759
Empresa Nacional del Petroleo, 4.75%, 2021 (n)	100,000	103,384
Gaz Capital S.A., 9.25%, 2019	624,000	776,880
Gaz Capital S.A., 5.999%, 2021 (n)	2,047,000	2,180,874
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	420,000	523,425
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	824,220
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,367,490
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	694,000	682,723
Pertamina PT, 4.875%, 2022 (z)	255,000	253,725
Pertamina PT, 6%, 2042 (z)	297,000	291,803
Petrobras International Finance Co., 5.375%, 2021	521,000	570,675
Petrobras International Finance Co., 6.75%, 2041	245,000	294,241
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,560,073
Petroleos Mexicanos, 4.875%, 2022 (n)	733,000	781,473
Petroleos Mexicanos, 6.5%, 2041 (n)	133,000	154,280
Provence of Buenos Aires, 11.75%, 2015 (n)	1,491,000	1,300,898
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	270,000	278,775
Sberbank of Russia, 6.125%, 2022 (n)	219,000	225,899
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (z)	201,000	200,657
VTB Capital S.A., 6%, 2017 (z)	717,000	729,906

		$21,330,413
Emerging Market Sovereign - 2.2%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$832,265
Government of Ukraine, 6.875%, 2015 (n)	240,000	227,400
Government of Ukraine, 6.25%, 2016	732,000	673,440
Republic of Argentina, 8.75%, 2017	1,394,000	1,286,662
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	706,725
Republic of Croatia, 6.25%, 2017 (z)	304,000	307,605
Republic of Latvia, 5.25%, 2017 (n)	200,000	205,500
Republic of Lithuania, 6.125%, 2021 (n)	181,000	196,385
Republic of Lithuania, 6.625%, 2022 (n)	2,093,000	2,344,160
Republic of Philippines, 5.5%, 2026	343,000	393,593
Republic of Poland, 5%, 2022	401,000	429,070
Republic of Romania, 6.75%, 2022 (n)	1,496,000	1,570,800
Republic of Serbia, 7.25%, 2021 (n)	200,000	211,500
Republic of South Africa, 4.665%, 2024	1,251,000	1,310,423
Republic of Turkey, 6.25%, 2022	329,000	364,368
Republic of Uruguay, 8%, 2022	336,750	465,220
Republic of Venezuela, 7%, 2018	824,000	708,640
Republic of Venezuela, 9.25%, 2027	797,000	705,345
Republic of Venezuela, 7%, 2038	2,047,000	1,463,605

		$14,402,706
Energy - Independent - 6.9%
ATP Oil & Gas Corp., 11.875%, 2015	$1,840,000	$1,416,800
Bill Barrett Corp., 9.875%, 2016	1,088,000	1,207,680
BreitBurn Energy Partners LP, 8.625%, 2020	665,000	708,225
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	835,000	843,350
Carrizo Oil & Gas, Inc., 8.625%, 2018	935,000	991,100

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Chaparral Energy, Inc., 8.875%, 2017	$2,330,000	$2,442,143
Chaparral Energy, Inc., 7.625%, 2022 (z)	1,300,000	1,304,875
Chesapeake Energy Corp., 6.875%, 2020	825,000	804,375
Concho Resources, Inc., 8.625%, 2017	925,000	1,012,875
Concho Resources, Inc., 6.5%, 2022	1,045,000	1,102,475
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	665,000	661,675
Continental Resources, Inc., 8.25%, 2019	1,455,000	1,629,600
Denbury Resources, Inc., 8.25%, 2020	1,850,000	2,062,750
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,260,000	2,480,350
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	2,615,000	2,784,975
EXCO Resources, Inc., 7.5%, 2018	2,075,000	1,768,938
Harvest Operations Corp., 6.875%, 2017 (n)	2,545,000	2,684,975
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	550,000	600,875
Laredo Petroleum, Inc., 9.5%, 2019	1,080,000	1,206,900
Laredo Petroleum, Inc., 7.375%, 2022 (z)	280,000	289,800
LINN Energy LLC, 6.5%, 2019 (n)	735,000	738,675
LINN Energy LLC, 8.625%, 2020	690,000	753,825
LINN Energy LLC, 7.75%, 2021	1,493,000	1,575,115
Newfield Exploration Co., 6.625%, 2016	1,115,000	1,140,088
Newfield Exploration Co., 6.875%, 2020	580,000	616,250
OGX Austria GmbH, 8.375%, 2022 (n)	200,000	204,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,415,000	2,505,563
Pioneer Natural Resources Co., 7.5%, 2020	595,000	733,346
Plains Exploration & Production Co., 8.625%, 2019	1,100,000	1,237,500
QEP Resources, Inc., 6.875%, 2021	1,225,000	1,344,438
Range Resources Corp., 8%, 2019	580,000	638,000
SandRidge Energy, Inc., 8%, 2018 (n)	3,325,000	3,449,688
Whiting Petroleum Corp., 6.5%, 2018	870,000	926,550

		$43,867,774
Energy - Integrated - 0.3%
Listrindo Capital B.V., 6.95%, 2019 (n)	$200,000	$208,138
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,721,000	1,875,890

		$2,084,028
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$1,280,000	$1,305,600

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$1,180,000	$1,258,175
AMC Entertainment, Inc., 9.75%, 2020	1,855,000	1,808,625
Cedar Fair LP, 9.125%, 2018	970,000	1,086,400
Cinemark USA, Inc., 8.625%, 2019	915,000	1,016,794
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	710,000	782,775

		$5,952,769
Financial Institutions - 4.4%
Ally Financial, Inc., 5.5%, 2017	$2,410,000	$2,463,092
CIT Group, Inc., 5.25%, 2018	1,175,000	1,210,250
CIT Group, Inc., 6.625%, 2018 (n)	2,940,000	3,197,250
CIT Group, Inc., 5.5%, 2019 (n)	1,793,000	1,842,308
Credit Acceptance Corp., 9.125%, 2017	1,995,000	2,169,563
GMAC, Inc., 8%, 2031	275,000	314,875
Icahn Enterprises LP, 8%, 2018	1,438,000	1,536,863
International Lease Finance Corp., 4.875%, 2015	710,000	710,095
International Lease Finance Corp., 8.625%, 2015	690,000	764,175
International Lease Finance Corp., 8.75%, 2017	1,105,000	1,240,363

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 7.125%, 2018 (n)		$1,465,000	$1,611,500
Nationstar Mortgage LLC, 10.875%, 2015		3,835,000	4,103,450
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)		575,000	590,813
PHH Corp., 9.25%, 2016		1,710,000	1,744,200
SLM Corp., 8.45%, 2018		1,025,000	1,122,375
SLM Corp., 8%, 2020		2,745,000	2,916,563
SLM Corp., 7.25%, 2022		300,000	303,000

			$27,840,735
Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015		$1,070,000	$1,096,761
B&G Foods, Inc., 7.625%, 2018		1,755,000	1,886,625
Constellation Brands, Inc., 7.25%, 2016		675,000	762,750
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		56,000	59,780
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		1,810,000	1,832,625
Minerva Luxembourg S.A., 12.25%, 2022 (n)		200,000	213,000
Pinnacle Foods Finance LLC, 9.25%, 2015		1,555,000	1,593,875
Pinnacle Foods Finance LLC, 8.25%, 2017		430,000	465,475
Sigma Alimentos S.A., 5.625%, 2018 (n)		198,000	209,880
TreeHouse Foods, Inc., 7.75%, 2018		1,080,000	1,169,100

			$9,289,871
Forest & Paper Products - 1.4%
Boise, Inc., 8%, 2020		$1,250,000	$1,378,125
Cascades, Inc., 7.75%, 2017		655,000	648,450
Georgia-Pacific Corp., 8%, 2024		730,000	952,174
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,115,550
Millar Western Forest Products Ltd., 8.5%, 2021		310,000	254,200
Monaco SpinCo, Inc., 6.75%, 2020 (z)		280,000	289,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,274,723
Tembec Industries, Inc., 11.25%, 2018		$1,125,000	1,203,750
Tembec Industries, Inc., 11.25%, 2018 (n)		130,000	139,100
Votorantim Participacoes S.A., 6.75%, 2021 (n)		362,000	405,440
Xerium Technologies, Inc., 8.875%, 2018		1,610,000	1,344,350

			$9,005,662
Gaming & Lodging - 3.7%
Boyd Gaming Corp., 7.125%, 2016		$2,075,000	$2,023,125
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		720,000	741,600
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,510,000	2,194
GWR Operating Partnership LLP, 10.875%, 2017		1,230,000	1,383,750
Harrah’s Operating Co., Inc., 11.25%, 2017		3,015,000	3,331,575
Harrah’s Operating Co., Inc., 10%, 2018		679,000	499,065
Harrah’s Operating Co., Inc., 10%, 2018		2,166,000	1,632,623
MGM Mirage, 6.625%, 2015		555,000	577,200
MGM Mirage, 7.5%, 2016		280,000	291,200
MGM Resorts International, 11.375%, 2018		2,010,000	2,394,413
MGM Resorts International, 9%, 2020		1,490,000	1,661,350
Penn National Gaming, Inc., 8.75%, 2019		2,120,000	2,363,800
Pinnacle Entertainment, Inc., 8.75%, 2020		1,075,000	1,185,188
Pinnacle Entertainment, Inc., 7.75%, 2022		550,000	583,000
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		2,180,000	2,229,050
Wyndham Worldwide Corp., 7.375%, 2020		830,000	992,256
Wynn Las Vegas LLC, 7.75%, 2020		1,570,000	1,734,850

			$23,626,239

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016	$900,000	$969,750
Dematic S.A., 8.75%, 2016 (z)	2,235,000	2,349,544
Hillman Group, Inc., 10.875%, 2018	1,315,000	1,387,325
Hyva Global B.V., 8.625%, 2016 (n)	2,329,000	1,962,183
Mueller Water Products, Inc., 8.75%, 2020	1,126,000	1,263,935
Rexel S.A., 6.125%, 2019 (n)	1,260,000	1,278,900

		$9,211,637
Insurance - 0.8%
American International Group, Inc., 8.25%, 2018	$1,325,000	$1,605,410
American International Group, Inc., 8.175% to 2038, FRN to 2058	2,405,000	2,570,344
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,000,000	1,220,000

		$5,395,754
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$1,255,000	$1,367,950

Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$1,770,000	$2,407,200
USI Holdings Corp., 9.75%, 2015 (z)	2,765,000	2,796,106
XL Group PLC, 6.5% to 2017, FRN to 2049	3,895,000	3,242,588

		$8,445,894
International Market Quasi-Sovereign - 0.2%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	$900,000	$862,941
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	319,000	330,389

		$1,193,330
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$1,712,000	$1,726,097

Machinery & Tools - 1.5%
Case Corp., 7.25%, 2016	$670,000	$737,838
Case New Holland, Inc., 7.875%, 2017	3,260,000	3,797,900
CNH Capital LLC, 6.25%, 2016 (n)	440,000	469,150
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	850,000	862,750
RSC Equipment Rental, Inc., 8.25%, 2021	1,775,000	1,917,000
UR Financing Escrow Corp., 5.75%, 2018 (n)	760,000	784,700
UR Financing Escrow Corp., 7.625%, 2022 (n)	756,000	799,470

		$9,368,808
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$1,430,000	$1,512,408
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	1,375,000	907,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	825,000	651,750
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	3,120,000	2,562,300

		$5,633,958
Medical & Health Technology & Services - 5.4%
Biomet, Inc., 10%, 2017	$1,000,000	$1,078,750
Biomet, Inc., 10.375%, 2017 (p)	700,000	756,875
Biomet, Inc., 11.625%, 2017	1,900,000	2,061,500
Davita, Inc., 6.375%, 2018	2,025,000	2,126,250
Davita, Inc., 6.625%, 2020	1,220,000	1,276,425
Emdeon, Inc., 11%, 2019 (n)	715,000	807,950
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,450,006
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	530,000	539,275
HCA, Inc., 9%, 2014	4,680,000	5,148,000

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 8.5%, 2019	$2,660,000	$2,984,188
HCA, Inc., 7.5%, 2022	1,440,000	1,549,800
HCA, Inc., 5.875%, 2022	690,000	701,213
HealthSouth Corp., 8.125%, 2020	2,110,000	2,299,900
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	825,000	811,594
Physio-Control International, Inc., 9.875%, 2019 (z)	940,000	998,750
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,843,150
Teleflex, Inc., 6.875%, 2019	920,000	984,400
Tenet Healthcare Corp., 9.25%, 2015	925,000	1,033,688
Universal Health Services, Inc., 7%, 2018	415,000	446,644
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,615,000	1,654,366
Universal Hospital Services, Inc., FRN, 4.121%, 2015	590,000	559,025
USPI Finance Corp., 9%, 2020 (n)	500,000	523,750
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,638
Vanguard Health Systems, Inc., 8%, 2018	780,000	794,625
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	1,385,000	1,315,750

		$34,750,512
Metals & Mining - 2.0%
Arch Coal, Inc., 7.25%, 2020	$680,000	$608,600
Cloud Peak Energy, Inc., 8.25%, 2017	2,240,000	2,262,400
Cloud Peak Energy, Inc., 8.5%, 2019	1,410,000	1,434,675
Consol Energy, Inc., 8%, 2017	1,295,000	1,366,225
Consol Energy, Inc., 8.25%, 2020	660,000	693,000
FMG Resources, 6%, 2017 (n)	480,000	488,400
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	415,000	426,413
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,215,000	2,397,738
Mongolian Mining Corp., 8.875%, 2017 (n)	200,000	200,000
OJSC Russian Agricultural Bank, 7.75%, 2017 (z)	974,000	974,322
Peabody Energy Corp., 6%, 2018 (n)	725,000	735,875
Peabody Energy Corp., 6.25%, 2021 (n)	725,000	734,063
Southern Copper Corp., 6.75%, 2040	326,000	359,925

		$12,681,636
Natural Gas - Distribution - 0.2%
AmeriGas Finance LLC, 6.75%, 2020	$675,000	$690,188
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	800,000	730,000

		$1,420,188
Natural Gas - Pipeline - 1.8%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,180,000	$2,348,950
Crosstex Energy, Inc., 8.875%, 2018	2,130,000	2,284,425
El Paso Corp., 7%, 2017	945,000	1,062,812
El Paso Corp., 7.75%, 2032	1,370,000	1,565,355
Energy Transfer Equity LP, 7.5%, 2020	1,825,000	2,021,188
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	870,000	943,950
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	544,000	583,440
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	715,000	643,500

		$11,453,620
Network & Telecom - 1.4%
Cincinnati Bell, Inc., 8.25%, 2017	$405,000	$419,175
Cincinnati Bell, Inc., 8.75%, 2018	1,220,000	1,143,750
Citizens Communications Co., 9%, 2031	870,000	828,675
Eileme 2 AB, 11.625%, 2020 (n)	1,026,000	1,056,780
Frontier Communications Corp., 8.125%, 2018	1,090,000	1,144,500
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,409,100

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Windstream Corp., 8.125%, 2018		$305,000	$327,875
Windstream Corp., 7.75%, 2020		1,555,000	1,663,850
Windstream Corp., 7.75%, 2021		730,000	782,925

			$8,776,630
Oil Services - 1.2%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,083,880
Chesapeake Energy Corp., 6.625%, 2019 (n)		575,000	540,500
Dresser-Rand Group, Inc., 6.5%, 2021		620,000	647,900
Edgen Murray Corp., 12.25%, 2015		1,600,000	1,704,000
Pioneer Drilling Co., 9.875%, 2018		2,130,000	2,247,150
Pioneer Drilling Co., 9.875%, 2018 (n)		125,000	131,875
Unit Corp., 6.625%, 2021		1,025,000	1,040,375

			$7,395,680
Other Banks & Diversified Financials - 2.5%
Alfa Bank, 7.75%, 2021 (n)		$821,000	$801,501
Banco de Credito del Peru, 6.125%, 2027 (z)		281,000	283,108
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	44,520
Banco PanAmericano S.A., 8.5%, 2020 (n)		421,000	469,415
Bancolombia S.A., 5.95%, 2021		914,000	971,125
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		975,000	984,750
Capital One Financial Corp., 10.25%, 2039		2,670,000	2,783,475
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,409,000	1,479,070
Itau Unibanco Holding S.A., 6.2%, 2021 (n)		200,000	209,000
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		2,780,000	2,426,009
Nomos Capital PLC, 10%, 2019 (z)		1,315,000	1,311,949
Santander UK PLC, 8.963% to 2030, FRN to 2049		4,169,000	4,169,000

			$15,932,922
Pharmaceuticals - 0.5%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,344,000	$1,956,958
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		$545,000	564,756
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		995,000	1,008,681

			$3,530,395
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)		$965,000	$955,350

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$322,000	$342,528

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$274,005	$230,164
Morris Publishing Group LLC, 10%, 2014		556,305	521,536
Nielsen Finance LLC, 11.5%, 2016		656,000	757,680
Nielsen Finance LLC, 7.75%, 2018		1,310,000	1,447,550

			$2,956,930
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$735,000	$808,500

Real Estate - 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,205,000	$1,370,688
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		715,000	652,438
Entertainment Properties Trust, REIT, 7.75%, 2020		765,000	829,533
Kennedy Wilson, Inc., 8.75%, 2019		600,000	625,500

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
MPT Operating Partnership LP, REIT, 6.875%, 2021	$1,025,000	$1,071,125
MPT Operating Partnership LP, REIT, 6.375%, 2022	450,000	452,250

		$5,001,534
Retailers - 2.2%
Academy Ltd., 9.25%, 2019 (n)	$1,055,000	$1,126,213
Burlington Coat Factory Warehouse Corp., 10%, 2019	1,520,000	1,626,400
J. Crew Group, Inc., 8.125%, 2019	1,185,000	1,226,475
Limited Brands, Inc., 6.9%, 2017	945,000	1,057,219
Limited Brands, Inc., 7%, 2020	875,000	971,250
Limited Brands, Inc., 6.95%, 2033	510,000	494,700
Neiman Marcus Group, Inc., 10.375%, 2015	1,590,000	1,665,541
QVC, Inc., 7.375%, 2020 (n)	985,000	1,078,575
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	710,000	756,150
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,459,000	1,517,360
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,606,000
Yankee Acquisition Corp., 8.5%, 2015	11,000	11,275
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	695,000	710,638

		$13,847,796
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$535,000	$575,125

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$1,660,000	$1,763,767
Michaels Stores, Inc., 7.75%, 2018	1,480,000	1,557,700

		$3,321,467
Steel - 0.0%
Evraz Group S.A., 7.4%, 2017 (z)	$200,000	$201,000

Telecommunications - Wireless - 3.7%
Clearwire Corp., 12%, 2015 (n)	$2,765,000	$2,550,713
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,052,500
Cricket Communications, Inc., 7.75%, 2020	1,795,000	1,682,813
Crown Castle International Corp., 9%, 2015	855,000	944,775
Crown Castle International Corp., 7.125%, 2019	590,000	646,050
Digicel Group Ltd., 12%, 2014 (n)	362,000	402,725
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,630,470
Digicel Group Ltd., 10.5%, 2018 (n)	2,185,000	2,395,197
MetroPCS Wireless, Inc., 7.875%, 2018	1,195,000	1,224,875
Sprint Capital Corp., 6.875%, 2028	1,165,000	870,838
Sprint Nextel Corp., 6%, 2016	1,600,000	1,452,000
Sprint Nextel Corp., 8.375%, 2017	1,279,000	1,231,038
Sprint Nextel Corp., 9%, 2018 (n)	725,000	798,406
VimpelCom Ltd., 7.748%, 2021 (n)	211,000	209,998
VimpelCom Ltd., 7.504%, 2022 (n)	1,543,000	1,496,710
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,950,000	3,880,875
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,470,000	1,396,500

		$23,866,483
Telephone Services - 0.9%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$715,000	$768,625
Level 3 Financing, Inc., 9.375%, 2019	1,940,000	2,114,600
Level 3 Financing, Inc., 8.625%, 2020 (n)	595,000	623,263
Oi S.A., 5.75%, 2022 (n)	1,771,000	1,815,275
Sable International Finance Ltd., 8.75%, 2020 (z)	290,000	308,125

		$5,629,888

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$1,521,000	$1,391,715

Transportation - Services - 2.8%
ACL I Corp., 11.375%, 2016 (n)(p)	$2,233,969	$2,167,741
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,710,000	1,791,225
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	784,276	745,062
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	355,000	371,863
Avis Budget Car Rental LLC , 9.75%, 2020	625,000	687,500
CEVA Group PLC, 8.375%, 2017 (n)	1,945,000	1,935,275
Commercial Barge Line Co., 12.5%, 2017	3,010,000	3,382,488
Hertz Corp., 7.5%, 2018	1,045,000	1,120,763
Navios Maritime Acquisition Corp., 8.625%, 2017	2,105,000	1,957,650
Navios Maritime Holdings, Inc., 8.875%, 2017	1,540,000	1,582,350
Swift Services Holdings, Inc., 10%, 2018	2,235,000	2,441,738

		$18,183,655
Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$1,995,000	$2,274,300
Atlantic Power Corp., 9%, 2018 (z)	925,000	941,188
Calpine Corp., 8%, 2016 (n)	1,260,000	1,367,100
Calpine Corp., 7.875%, 2020 (n)	1,237,000	1,348,330
Covanta Holding Corp., 7.25%, 2020	1,080,000	1,168,564
Covanta Holding Corp., 6.375%, 2022	465,000	478,305
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	1,050,000	1,165,500
Edison Mission Energy, 7%, 2017	2,210,000	1,381,250
EDP Finance B.V., 6%, 2018 (n)	3,505,000	3,100,327
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	211,000
Energy Future Holdings Corp., 10%, 2020	3,035,000	3,304,356
Energy Future Holdings Corp., 10%, 2020	2,860,000	3,156,725
Energy Future Holdings Corp., 11.75%, 2022 (n)	690,000	715,875
GenOn Energy, Inc., 9.875%, 2020	3,070,000	2,885,800
NGC Corp. Capital Trust, 8.316%, 2027 (a)	1,975,000	493,750
NRG Energy, Inc., 7.375%, 2017	930,000	966,038
NRG Energy, Inc., 8.25%, 2020	2,120,000	2,125,300
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,760,000	1,091,200
Viridian Group FundCo II, 11.125%, 2017 (z)	1,110,000	1,010,100

		$29,185,008
Total Bonds		$603,460,223

Floating Rate Loans (g)(r) - 0.2%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014 (a)(d)	$885,175	$570,938

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$289,253	$302,390
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	192,836	197,174

		$499,564
Total Floating Rate Loans		$1,070,502

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	34,663	$251,307

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	206	$597,400

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.0%
Owens-Illinois, Inc. (a)	12,400	$288,300

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$3,915

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	70,215	$389,693

Special Products & Services - 0.1%
Mark IV Industries LLC, Common Units, “A” (a)	9,240	$323,400
Total Common Stocks		$1,854,015

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	24,710	$964,678

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (z)	809	$686,639
Ally Financial, Inc., “A”, 8.5%	102,242	2,290,221
GMAC Capital Trust I, 8.125%	49,825	1,193,309
Total Preferred Stocks		$4,170,169

	Strike Price	First Exercise

Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	289	$838,100

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$1,480,000	$1,476,300

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)			16,917,746	$16,917,746
Total Investments				$630,751,733

Other Assets, Less Liabilities - 1.4%				8,760,182
Net Assets - 100.0%				$639,511,915

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,365,884, representing 30.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

13

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$758,438	$686,639
American Media, Inc., 13.5%, 2018	12/28/10	277,875	230,164
Arbor Realty Mortgage Securities, CDO, FRN, 2.766%, 2038	12/20/05	1,136,457	284,114
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	2,563,052	2,672,188
Atlantic Power Corp., 9%, 2018	10/26/11-1/09/12	918,094	941,188
Audatex North America, Inc., 6.75%, 2018	4/10/12	739,455	754,200
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	2,852,505	804,310
Banco de Credito del Peru, 6.125%, 2027	4/19/12	281,000	283,108
Bank of Ceylon, 6.875%, 2017	4/26/12	200,000	202,015
Chaparral Energy, Inc., 7.625%, 2022	3/08/11-4/19/12	1,304,500	1,304,875
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	2,252,659	2,349,544
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	1,242,503	1,291,500
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020	4/10/12	2,615,000	2,784,975
Evraz Group S.A., 7.4%, 2017	4/17/12	200,000	201,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	140,000	144,200
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03	38,108	67,017
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,068,087	1,066,879
HD Supply, Inc., 8.125%, 2019	4/05/12	560,000	601,300
Heckler & Koch GmbH, 9.5%, 2018	05/06/11-05/10/11	1,650,274	1,000,651
Heckmann Corp., 9.875%, 2018	4/04/12	959,653	955,350
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	617,578	661,500
LBI Media, Inc., 8.5%, 2017	7/18/07	1,405,269	358,550
Laredo Petroleum, Inc., 7.375%, 2022	4/24/12	280,000	289,800
Levi Strauss & Co., 6.875%, 2022	4/24/12	280,000	286,300
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	2,546,447	2,657,474
Monaco SpinCo, Inc., 6.75%, 2020	4/20/12	280,000	289,800
Morgan Stanley Capital I, Inc., FRN, 1.337%, 2039	7/20/04	50,899	48,569
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	834,519	862,750
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,188,411	1,120,875
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	3/2310-4/20/12	575,000	590,813
Nomos Capital PLC, 10%, 2019	4/20/12	1,315,000	1,311,949
OJSC Russian Agricultural Bank, 7.75%, 2017	5/26/11	974,000	974,322
Pertamina PT, 4.875%, 2022	4/26/12	253,506	253,725
Pertamina PT, 6%, 2042	4/26/12	292,934	291,803
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	954,634	998,750
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Prestige Brands, Inc., 8.125%, 2020	1/24/12	160,000	174,800
Republic of Croatia, 6.25%, 2017	4/19/12	302,398	307,605
Sable International Finance Ltd., 8.75%, 2020	1/20/12	290,000	308,125
Townsquare Radio LLC, 9%, 2019	3/30/12	702,954	731,300

14

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017	4/18/12	$198,796	$200,657
USG Corp., 7.875%, 2020	3/29/12	833,718	857,963
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	2,784,114	2,796,106
VTB Capital S.A., 6%, 2017	4/4/12	717,000	729,906
Viridian Group FundCo II, 11.125%, 2017	3/1/12	1,074,437	1,010,100
Total Restricted Securities			$36,739,798
% of Net assets			5.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	1,116,667	7/13/12	$1,477,722	$1,478,708	$(986)
SELL	EUR	JPMorgan Chase Bank, N.A.	6,203,732	7/13/12	8,111,255	8,215,080	(103,825)

							$(104,811)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

15

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

16

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,991,730	$2,445,539	$389,693	$7,826,962
Non-U.S. Sovereign Debt	—	38,652,546	—	38,652,546
Corporate Bonds	—	441,276,577	—	441,276,577
Commercial Mortgage-Backed Securities	—	4,282,384	—	4,282,384
Asset-Backed Securities (including CDOs)	—	1,409,103	—	1,409,103
Foreign Bonds	—	119,315,913	—	119,315,913
Floating Rate Loans	—	1,070,502	—	1,070,502
Mutual Funds	16,917,746	—	—	16,917,746
Total Investments	$21,909,476	$608,452,564	$389,693	$630,751,733

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(104,811)	$—	$(104,811)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$834,856
Change in unrealized appreciation (depreciation)	(445,163)
Balance as of 4/30/12	$389,693

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2012 is $(445,163).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$642,436,949
Gross unrealized appreciation	$27,242,603
Gross unrealized depreciation	(38,927,819)
Net unrealized appreciation (depreciation)	$(11,685,216)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,895,480	55,237,441	(63,215,175)	16,917,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,198	$16,917,746

17

MFS® Municipal High Income Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.8%
Airport Revenue - 1.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$6,457,160
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,360,000	1,463,510
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	905,000	973,128
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,509,725
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,410,000	2,568,000
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,745,998
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	3,130,808
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	7,072,200

		$25,920,529
General Obligations - General Purpose - 5.1%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$6,960,000	$8,029,752
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	37,610,000	38,878,961
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,615,881
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,256,570
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,442,156
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	10,090,000	10,841,201
State of California, 5.25%, 2028	3,545,000	4,032,579
State of California, 5.25%, 2030	2,000,000	2,249,280
State of California, 5.125%, 2033	7,845,000	8,356,259
State of California, 5.25%, 2035	7,715,000	8,678,912
State of California, 5%, 2041	2,580,000	2,745,197
State of California (Veterans), 5.05%, 2036	2,000,000	2,035,240
State of Hawaii, “DZ”, 5%, 2031	1,800,000	2,086,344
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,369,093

		$124,617,425
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$1,115,000	$1,219,152
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,500,000	1,441,980

		$2,661,132
General Obligations - Schools - 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$876,509
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	842,609
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,585,948
Chicago, IL, Board of Education, “A”, 5%, 2041	900,000	979,965
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	1,992,522
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,673,352
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,105,392
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	1,015,038
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,685,173
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,603,738
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,268,972
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	567,226
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	251,028
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,044,192
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,779,915
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	975,011
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,671,945
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,739,989
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,477,218
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,336,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	$3,665,000	$1,519,876
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	584,729

		$29,577,255
Healthcare Revenue - Hospitals - 20.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,921,185
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	8,745,000	7,435,436
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,821,624
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,782,702
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,522,375
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,497,293
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	2,120,000	2,214,361
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,795,395
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,395,110
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	3,072,634
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	7,095,000	7,562,915
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,189,919
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,708,848
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,570,000	3,574,784
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,861,320
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,400,000	1,442,462
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	3,984,488
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,021,900
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,830,716
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,775,275
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,356,556
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	975,000	1,062,516
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,756,794
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	16,000,000	16,570,720
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	4,154,456
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,056,266
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,926,287
Grand Forks, ND, Health Care System Rev. (Altru Health System), 5%, 2035	3,500,000	3,682,140
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,762,944
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,962,728
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,977,836
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,885,000	1,780,929
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	4,221,081
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,572,465
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	3,045,432
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,484,640
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,907,004
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,970,373
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,694,175
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,877,123
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,102,040
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,634,019
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	3,750,000	3,839,625
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	2,062,360
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,262,150
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,602,105
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,613,856
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,261,200
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,910,715
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	4,080,061
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	928,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	$710,000	$812,439
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,754,169
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,247,253
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 5%, 2037	520,000	542,277
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 5%, 2042	1,030,000	1,069,943
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	1,241,648
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	3,033,963
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	370,000	395,412
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,225,000	1,299,664
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	1,845,000	1,965,995
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,899,828
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,515,785
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	8,213,373
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,719,368
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	414,941
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	5,410,746
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,000,000	4,179,040
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,714,586
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	2,848,789
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,731,251
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,078,000
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,220,000	2,497,500
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,330,000	1,467,589
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,602,806
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	6,065,000	5,828,526
Mecosta County, MI, General Hospital Rev., 6%, 2018	870,000	870,827
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	392,345
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,340,000	1,458,603
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,288,400
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,550,810
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	8,187,353
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,825,000	4,148,939
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	849,884
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,841,976
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,312,768
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,395,845
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	564,813
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	385,000	395,368
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,786,587
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,485,549
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	860,000	925,171
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,345,740
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	182,174
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	355,000	360,059
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	564,823
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,122,459
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	9,150,240
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	402,184
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,441,750
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,876,181
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,126,047
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,351,161
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	800,883
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	6,160,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	$3,735,000	$3,554,263
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,118,871
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,858,984
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,169,556
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,449,893
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,715,000	2,720,131
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,071,680
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,457,054
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,888,697
Salida, CO, Hospital District Rev., 5.25%, 2036	6,030,000	6,029,699
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	7,045,260
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,483,107
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,433,945
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	458,591
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	764,318
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	759,222
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,278,958
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	764,933
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,274,888
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	825,099
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,831,593
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,303,056
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	1,034,442
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	2,285,000	2,403,157
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,266,215
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,867,069
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,303,304
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,209,897
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,226,869
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	6,511,861
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	8,563
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	92,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,536,617
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,915,725
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	706,290
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,921,109
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,048,260
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,658,941
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,809,889
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	4,177,001
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,599,653
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,470,749
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,057,160
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,760,000	3,688,936
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,018,560
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	720,321
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	1,580,000	1,750,577
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,494,747
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,339,415
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	1,830,000	2,009,486
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	550,000	595,034
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2027	5,215,000	5,542,241
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2030	2,375,000	2,475,724

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	$1,855,000	$2,034,082
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,586,076
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,819,200
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,309,275
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	900,000	899,217
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	246,630

		$495,250,834
Healthcare Revenue - Long Term Care - 9.7%
ABAG Finance Authority for Non-Profit Corps., CA, (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,248,640
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	880,000	844,439
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,732,857
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,526,390
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,650,000	4,005,324
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,332,804
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,603,494
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	610,898
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	724,856
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,136,250
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,596,560
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	629,675
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	120,000	121,426
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	506,385
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	875,000	875,901
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,471,578
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,666,960
Colorado Health Facilities Authority Rev. (Christian Living Communities), 6.375%, 2041	1,620,000	1,724,992
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,528,470
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), ”A”, 6%, 2030	700,000	753,158
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), ”A”, 6.25%, 2040	1,150,000	1,231,524
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,075,138
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	802,598
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	1,069,517
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,551,587
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,416,673
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	992,586
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	448,272
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,699,565
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	333,850
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	548,070
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	983,912
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	4,062,473
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	487,745
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,404,581
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,698,816
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,540,000	1,505,134
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,337,170
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	3,140,640
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,390,991
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,793,824
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,460,784
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,890,000	3,261,220
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,445,587
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,192,175
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,636,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	$1,057,000	$235,711
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	85,662
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,548,574
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,511,367
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,855,000	1,856,540
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,853,436
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	2,146,293
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	688,665
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,264,528
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,204,600
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,123,091
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,701,056
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,115,642
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,646,823
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,096,011
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,265,300
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,750,000	1,749,860
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,617,641
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,711,410
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	707,985
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	168,069
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	38,922
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	3,306
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	687,657
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,025,443
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,480,000	5,256,306
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,373,659
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,403,225
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,700,000	3,693,229
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,841,472
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,468,484
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	1,941,188
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,796,203
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	479,028
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,752,571
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,643,460
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	786,272
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,483,167
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,716,009
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	1,794,436
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	288,761
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,491,313
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	1,250,000	1,253,200
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	985,563
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	1,204,885	844,215
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	17,839
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	16,385
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,345,235
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,155,580
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	874,700
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	8,316,770
Sterling, IL (Hoosier Care), 7.125%, 2034	1,225,000	1,224,890
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,378,845
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	570,690
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	3,220,000	3,133,607
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,794,618
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	7,261,718

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	$500,000	$538,560
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,734,680
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,318,529
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,471,191
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,997,168
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,423,742
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,556,768
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,816,330
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,730,191
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,132,380
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,310,738
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,680,000	3,864,221
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	547,061
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,204,255

		$239,693,923
Healthcare Revenue - Other - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,503,557

Human Services - 0.7%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,033,335
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	630,388
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,519,036
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,256,792
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,423,469
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,850,998
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	205,000	205,461
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,933,489
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,185,240
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,071
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	810,000	674,430

		$16,911,709
Industrial Revenue - Airlines - 3.9%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,861,452
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,418,468
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	13,115,894
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,499,825
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	6,031,532
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7.375%, 2022	1,100,000	1,111,638
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	14,365,000	14,507,357
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,848,209
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024 (a)(d)	7,015,000	7,005,319
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	6,000,000	6,024,000
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.4%, 2023	7,015,000	7,038,360
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,689,637
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.—JFK International Airport), 7.625%, 2025 (d)(q)	13,310,000	13,658,722
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.—JFK International Airport), 7.75%, 2031 (d)(q)	8,045,000	8,255,779

		$95,066,192

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$8,832,506
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,708,639
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,860
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,063,152
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,286,240
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,402,261
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,487,600
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,502,250
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	434,773
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,439,126
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	125,169

		$36,282,576
Industrial Revenue - Environmental Services - 0.5%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,581,764
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	631,363
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,418,599
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,003,969
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,512,075

		$11,147,770
Industrial Revenue - Other - 1.5%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,292,750
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	746,831	7,468
Gulf Coast, TX, Waste Disposal Authority Rev. (Valero Energy Corp.), 5.6%, 2032	850,000	850,000
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,500,000
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	300,000	279,606
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,916,731
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	11,000,000	12,017,940
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,543,279
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	1,835,000	1,858,011
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	4,942,269
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,355,245
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,916,101
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	540,462
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,004,420

		$38,025,292
Industrial Revenue - Paper - 1.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,233,192
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	4,010,000	4,084,706
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,763,463
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,666,187
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,925,741
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	4,013,920
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	4,975,312
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,271,803
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,512,548
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	1,635,000	1,727,018
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	800,000	16,800
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,830,000	143,430

		$33,334,120
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,757,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,265,000	$2,491,591
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	3,959,086
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	2,837,072
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,675,113
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	1,162,358
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	31,895,000	6,166,898
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,429,337
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,847,636
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,693,714
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	305,232
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,605,261

		$38,931,296
Miscellaneous Revenue - Other - 3.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$932,508
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	889,719
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,852,048
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	1,335,000	1,336,562
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,423,360
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	4,500,000	4,127,940
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	660,000	745,840
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,940,000	3,318,466
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,237,894
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,090,000	1,059,862
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	460,000	460,239
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	564,932
District of Columbia Rev. (American Society Hematology), 5%, 2042	860,000	891,158
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	1,930,000	2,110,166
Grapevine, TX, Industrial Development Corp., Senior Air Cargo Rev. (Cargo Acquisition Cos.), 6.5%, 2024	1,840,000	1,840,386
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,965,000	3,974,437
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	4,100,000	4,099,672
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	364,228
Milwaukee, WI, Senior Air Cargo Rev. (Cargo Acquisition Cos.), 6.5%, 2025	1,430,000	1,430,014
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,739,415
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,000,000	5,717,300
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,820,000	3,112,829
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,258,075
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	5,000,000	5,435,200
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,315,302
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,680,000	4,998,100
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	230,000	220,478
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,974,801
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	570,000	571,391
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	467,518
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	505,000	476,321
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	370,000	361,538
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,265,356
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	866,700

		$73,439,755
Multi-Family Housing Revenue - 0.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$638,613
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,111,373
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,360,965
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,850,000	2,437,589
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,320,260
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050 (z)	2,000,000	1,120,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	$4,916,965	$4,798,024
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,400,314

		$14,187,318
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,570,088

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$949,941
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,849,533
Port of Seattle, WA, Rev., “A”, 5%, 2033	1,500,000	1,666,290

		$4,465,764
Sales & Excise Tax Revenue - 5.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,435,000	$1,630,318
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	2,875,000	3,251,366
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	540,000	608,828
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	5,585,000	6,154,447
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,342,311
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	10,090,000	12,672,536
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2025	20,000,000	25,015,600
Massachusetts School Building Authority, Sales Tax Rev., “B”, 5%, 2032 (u)	12,280,000	14,124,088
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	20,810,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,279,881
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,860,000	2,006,921
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,767,435
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	4,140,728
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	699,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	3,000,000	3,219,570
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,390,000	4,307,117
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	2,179,171
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,920,017
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054 (f)	95,000,000	7,443,250
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	3,102,577
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	4,072,783

		$129,748,724
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$300,000	$209,568
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	40,000	36,280
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	465,000	488,515
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	185,000	195,475
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	94,343
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	337,737
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	410,054
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	385,000	398,925
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	615,000	632,872
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	245,000	253,541

		$3,057,310
Single Family Housing - State - 1.5%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	$12,730,000	$12,897,781
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	2,008,820
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	140,000	142,545
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	205,000	211,671
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	285,000	299,518
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	235,000	247,403

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	$40,000	$41,562
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	15,000	15,477
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	600,000	628,734
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,035,000	1,083,542
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	820,000	866,658
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	115,000	116,175
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,395,000	1,491,074
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	525,000	537,784
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	13,115,000	13,341,496
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,135,000	2,224,457

		$36,154,697
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$719,427

State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$3,638,880

State & Local Agencies - 1.5%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,787,010
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,806,759
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,571,696
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.842%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.943%, 2018 (p)	150,000	191,673
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,378
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	2,060,552
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	7,631,837
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	6,126,742
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,233,372
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,278,565
Harris County, TX, 5.8%, 2014	391,473	397,270
Harris County, TX, 5.625%, 2020	1,555,160	1,552,625
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,148,033
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	1,960,000	2,248,884
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	2,855,000	3,042,088

		$36,377,484
Student Loan Revenue - 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,701,242
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	1,785,000	1,982,439
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,785,000	1,977,905
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	215,000	238,431
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,615,000	3,998,226
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,245,000	3,565,638
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	290,073

		$14,753,954
Tax - Other - 1.0%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$3,340,000	$3,453,026
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,230,000	3,655,197
New Jersey Economic Development Authority Rev., 5%, 2025	1,770,000	1,932,946
New Jersey Economic Development Authority Rev., 5%, 2026	885,000	955,712
New Jersey Economic Development Authority Rev., 5%, 2028	355,000	383,670
New Jersey Economic Development Authority Rev., 5%, 2029	355,000	380,312
New York Dormitory Authority, State Personal Income Tax Rev., ”C”, 5%, 2034	9,000,000	10,197,090
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,612,129

		$25,570,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 2.9%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,174,750
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,368,946
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,860,176
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	107,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	320,000	304,467
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,710,000	1,224,172
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	575,000	464,554
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,482,316
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,504,395
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,763,020
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,610,000	2,332,427
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	741,406
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	345,000	339,449
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,570,000	1,259,840
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	839,141
Fishhawk Community Development District, FL, 7.04%, 2014	90,000	90,347
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,895,000	1,743,514
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,144,800
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,570,000	1,408,745
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,565,000	1,325,054
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	993,173
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,217,000	3,090,958
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,775,000	1,633,568
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	635,000	606,285
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,380,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	1,360,000	333,200
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	893,657
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	650,000	636,851
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,385,000	1,292,856
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,260,330
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,705,000	3,514,934
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	869,000	839,020
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,254,869
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	746,353
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	685,000	610,924
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,190,000	514,687
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,195,000	1,974,863
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2020 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	3,440,000	838,603
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	255,000	255,905
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	735,944
Rolling Hills Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2013 (a)(d)	425,000	301,512
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038 (a)(d)	5,000,000	1,325,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	381,658
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,421,000	631,179
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,710,000	1,569,028
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “A”, 5.5%, 2038 (a)(d)	1,450,000	551,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., “B-1”, 5.3%, 2017 (a)(d)	1,985,000	754,300
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040 (d)(q)	3,825,000	1,652,477
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	2,296,922
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,000,000	1,312,500
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,698,664
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$605,000	$609,550
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,470,000	830,403
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	1,235,000	1,171,817

		$72,398,173
Tobacco - 6.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$4,345,000	$4,365,117
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	495,000	497,386
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	25,260,000	20,599,025
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,310,000	2,656,871
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,480,853
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	4,790,000	3,725,183
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,000,000	4,254,400
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	9,050,015
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,530,000	3,529,965
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,340,000	2,350,741
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	889,328
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,704,100
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	6,080,000	4,990,403
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,241,560
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	525,000	412,566
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,464,789
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	16,322,381
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,835,693
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	3,705,000	3,719,857
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,968,523
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	3,923,650
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,640,000	1,647,118
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	48,262
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	27,414,174
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	937,924
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	7,715,000	8,465,592
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	860,000	894,090
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	5,122,629

		$150,512,195
Toll Roads - 2.1%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$814,003
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	5,381,100
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,751,828
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	9,702,313
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,454,720
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	5,980,000	6,728,875
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	3,185,000	3,834,230
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,734,895
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	6,065,000	6,583,376
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	9,970,432

		$52,955,772
Transportation - Special Tax - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,426,850

Universities - Colleges - 9.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$966,341
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2035	185,000	190,557
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,405,511
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,150,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$4,720,000	$5,147,915
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,452,078
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,334,066
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,970,000	1,853,947
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,233,114
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,089,533
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	990,918
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,432,381
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	4,580,000	4,602,305
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,417,800
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	555,130
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	250,000	269,510
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	340,000	354,287
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	2,920,000	3,095,842
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,571,650
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,780,578
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,128,264
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	546,836
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,645,563
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	9,260,441
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,676,438
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,548,916
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,653,127
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	1,525,000	1,632,452
Indiana Finance Authority Rev. (Butler University), “B”, 5%, 2033	470,000	489,848
Indiana University Rev., “A”, 5%, 2029	775,000	925,296
Indiana University Rev., “A”, 5%, 2030	345,000	407,252
Indiana University Rev., “A”, 5%, 2031	430,000	505,125
Indiana University Rev., “A”, 5%, 2032	430,000	503,083
Indiana University Rev., “A”, 5%, 2037	1,290,000	1,469,555
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	2,330,000	2,429,491
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,634,141
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,140,811
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	804,096
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	469,646
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	30,096,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,542,577
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	7,038,650
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,776,620
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	11,060,800
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	11,060,800
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	22,713,400
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,832,472
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,186,461
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	6,340,852
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,978,937
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,404,712
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), N, 4.7%, 2033	695,000	721,132
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), N, 5%, 2044	835,000	870,078
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,615,604
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,433,022
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,646,275
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 5.25%, 2030	1,000,000	1,075,540
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	6,078,172
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	987,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	$2,150,000	$2,171,178
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,074,053
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	1,755,000	2,008,422
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	770,000	877,862
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	735,000	835,438
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,350,000	1,502,456
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,557,837
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,671,908
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	4,060,000	4,509,036
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5%, 2032	750,000	787,035
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,655,124
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2037	1,100,000	1,149,225
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2046	1,000,000	1,040,720
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	3,035,700
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	761,539
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,534,259

		$239,395,152
Universities - Dormitories - 1.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,282,372
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,370,092
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,733,319
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,281,315
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,163,410
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,094,225
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,492,795
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,775,000	2,793,287
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	797,195
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,126,115
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	5,500,000	5,972,120

		$35,106,245
Universities - Secondary Schools - 3.5%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$6,000,000	$6,469,080
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	5,655,000	6,014,488
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	870,000	939,478
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	756,973
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,450,351
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,848,440
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,705,156
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2030	2,575,000	2,716,702
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2040	5,490,000	5,667,986
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 7.625%, 2041	4,125,000	4,407,851
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	2,000,000	2,170,340
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,845,283
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	5,107,955
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	2,008,935
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,832,906
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	461,615
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	710,280
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,370,567
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,083,808
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,000,000	1,012,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	$520,000	$519,984
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	501,396
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,389,119
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), ”A”, 7.375%, 2041	2,500,000	2,711,275
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	661,771
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,322,924
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	3,952,196
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,288,502
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,528,738
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	2,086,939
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	6,104,660

		$85,226,148
Utilities - Cogeneration - 0.1%
Alaska Industrial Development & Export Authority, 5.875%, 2032	$1,495,000	$1,494,851
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,550,000	1,575,482

		$3,070,333
Utilities - Investor Owned - 3.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 5.85%, 2028	$465,000	$465,679
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 4.5%, 2030	5,170,000	5,202,416
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	293,751
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,541,020
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,250,303
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,160,000	12,051,014
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	12,105,953
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), ”A”, FGIC, 4.8%, 2025	1,000,000	1,017,170
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,116,818
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), ”A”, 5%, 2035	4,700,000	5,099,218
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	808,266
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,468,574
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,814,420
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,270,143
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,922,869
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,787,039
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,934,951
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,431,916
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,756,723
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,948,196

		$79,286,439
Utilities - Municipal Owned - 0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$3,153,420
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,114,961
Puerto Rico Electric Power Authority, Power Rev., “A”, 5%, 2042	3,650,000	3,644,124
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	5,240,000	5,557,072
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,357,250
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,615,000	2,925,191

		$18,752,018
Utilities - Other - 3.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,441,314
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	6,257,502
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,502,928
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2032	7,340,000	7,493,920
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2042	4,600,000	4,610,718
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,865,000	5,743,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$7,060,000	$8,739,221
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,465,720
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,764,247
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	9,703,214
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,598,522
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,346,465
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	3,980,794

		$77,648,135
Water & Sewer Utility Revenue - 3.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,548,083
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	2,000,000	1,999,860
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	3,005,000	2,998,449
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,090,000	5,374,226
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,698,723
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,281,947
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,505,000	6,357,559
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,010,000	1,159,379
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,680,000	5,347,883
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	199,070
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	4,655,000	5,130,462
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	5,000,000	5,965,550
El Paso, TX, Water & Sewer Rev., 5%, 2028	545,000	637,160
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,536,670
Iowa Finance Authority Rev., 5%, 2031	11,825,000	13,888,344
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,545,568
Massachusetts Water Resources Authority, “B”, 5%, 2041	2,875,000	3,212,956
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,260,000	1,426,144
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	1,685,000	2,018,883
Tarrant, TX, Regional Water District Rev., 5%, 2037	5,000,000	5,641,100

		$81,968,016
Total Municipal Bonds		$2,434,352,569

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, due 5/01/12	$6,100,000	$6,100,000

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	88,246,524	$88,246,524
Total Investments		$2,528,699,093

Other Assets, Less Liabilities - (2.6)%		(63,556,187)
Net Assets - 100.0%		$2,465,142,906

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,940,359 representing 1.0% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,320,260
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050	11/02/05	2,000,000	1,120,180
Total Restricted Securities			$2,440,440
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

Derivative Contracts at 4/30/12

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	144	$19,048,500	June - 2012	$(197,371)

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,434,352,569	$—	$2,434,352,569
Short Term Securities		6,100,000	—	6,100,000
Mutual Funds	88,246,524	—	—	88,246,524
Total Investments	$88,246,524	$2,440,452,569	$—	$2,528,699,093

Other Financial Instruments
Futures	$(197,371)	$—	$—	$(197,371)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,326,250,894
Gross unrealized appreciation	$189,980,103
Gross unrealized depreciation	(55,386,289)
Net unrealized appreciation (depreciation)	$134,593,814

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,128,137	110,101,326	(142,982,939)	88,246,524

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,078	$88,246,524

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.